Taxes On Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%
Undistributed earnings of foreign subsidiaries	$ 421,200,000
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	76,200,000
Unrecognized tax benefit liability adjusted within 12 months	71,400,000
Uncertain tax positions interest expense	(600,000)	$ 4,200,000	$ 5,500,000
Uncertain tax positions accrued interest	34,300,000	34,900,000
Penalties accrued	$ 0	$ 0
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	15.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 331,300,000
Operating loss carry forward expiration years	2021
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 80,300,000
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2034
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2021
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 23,400,000
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2040
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2021
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate	12.00%